Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Assets:
Due from related party		$ 0	$ 1,131
Liabilities:
Due to related parties		5,538	3,542
Capital-Gas advances from the Company [Member]
Assets:
Due from related party	[1]	0	1,131
CSM - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[2]	50	34
Capital-Executive - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[2]	770	3,508
Capital-Gas - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[2]	$ 4,718	$ 0

[1]	Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.
[2]	Managers - Payments on Behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.